TRAFIGURA TRANSACTION	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
TRAFIGURA TRANSACTION

5.	TRAFIGURA TRANSACTION

In August 2019, the Company entered into a sale and purchase agreement, or SPA, with Trafigura to acquire 10 Suezmax tankers built in 2019 through the acquisition of a special purpose vehicle which held the vessels, or the Acquisition. The Acquisition has been accounted for as an asset acquisition rather than a business combination as substantially all of the fair value of the gross assets acquired on closing of the Acquisition is concentrated in the value of the vessels, being a group of similar identifiable assets.

The Acquisition consideration under the SPA consisted of (i) 16,035,856 ordinary shares of Frontline at an agreed price of $8.00 per share issuable upon signing; and (ii) a cash amount of $538.2 million, payable upon the closing of the Acquisition, which took place on March 16, 2020. The 16,035,856 shares issued to Trafigura as consideration as part of the Acquisition were legally issued and outstanding as of the grant date on August 23, 2019 and were therefore included in share capital from this date. Trafigura was the beneficial owner of the shares, was entitled to exercise voting rights, and was also eligible for any dividends if-and-when declared. Frontline agreed to time charter-in all the 10 vessels from Trafigura until closing of the Acquisition at a daily rate of approximately $23,000. In addition, Frontline agreed to charter-out five of the vessels to Trafigura for a period of three years at a daily base rate of $28,400 plus a 50% profit share.

Upon commencement of the charters for the five vessels which the Company did not charter back to Trafigura, the Company concluded that the charter-in constituted a finance lease, due to the obligation to purchase the underlying asset, and recognized a right-of-use asset and finance lease obligation until closing of the Acquisition. The lease obligation for these vessels on signing of the agreement includes the scheduled charter payments and the cash amount to be paid on closing of $269.2 million, discounted using the rate implicit in the lease. On issuance of the shares on August 23, 2019, the Company initially recorded a prepayment of $63.5 million, based on the grant date fair value of the shares of $7.92 per share, which was subsequently adjusted to the right-of-use asset on commencement of the leases. The Company recognized a right-of-use asset of $336.0 million and a finance lease obligation of $272.0 million in respect of these vessels as of December 31, 2019. Depreciation of $6.3 million (2020: $2.5 million, 2019: $3.8 million) and finance lease interest expense of $6.1 million (2020: $2.4 million, 2019: $3.7 million) has been recognized up until March 16, 2020 in relation to these vessels. The weighted average discount rate for these finance leases was 4.36%. On closing of the Acquisition, the lease and purchase obligations were settled, and the right-of-use assets were transferred to vessels and equipment.

For the five vessels chartered back to Trafigura, the Company determined that the charter-in of the vessels did not commence until closing of the Acquisition, as control of the right-of-use asset did not transfer to Frontline until then as a result of the lease back to Trafigura. The Company allocated 8,017,928 of the shares issued to the purchase consideration for these vessels, which was recognized as prepaid acquisition cost. The grant date fair value of these shares was $63.5 million, based on a share price of $7.92. In addition, the Company committed to pay a cash amount of $269.0 million on closing of the Acquisition. The net difference between the cash amounts paid and received on the charter-in and charter-out of these vessels has been treated as a reduction of the transaction price for all of the vessels. Accordingly, $17.0 million of receipts, net of payments, including profit share due under the charter-out with Trafigura, has not been recognized in net income and has been treated as a reduction of the Acquisition cost of all of the vessels. Of this amount, $13.9 million (2020: $5.7 million, 2019: $8.2 million) has been offset against prepaid consideration and $3.1 million (2020: $1.4 million, 2019: $1.7 million) has been recorded under the finance lease obligations. On closing of the Acquisition, the purchase obligations were settled and the vessels were recognized on the balance sheet. In addition, the Company assessed that part of the consideration should be allocated to the time charters attached to the vessels as a result of the movement in the market value of these charters since signing of the SPA and up until the date of closing.

On closing of the Acquisition, the total fair value of the consideration comprised primarily of (i) the 16,035,856 shares issued on signing of the SPA and measured at the grant date fair value of $127.0 million, (ii) the cash amount payable upon closing of $538.2 million and (iii) a reduction in purchase consideration of $13.9 million related to the net difference between the cash amounts paid and received on the charter-in and charter-out of the vessels to Trafigura, along with the associated profit share. The Company has allocated the fair value of the consideration proportionately to the vessels and the time charters that have been treated as acquired on the date of closing. As such, $11.9 million of the combined fair value of the consideration was recognized within other current and long-term liabilities in relation to the time charters, and the vessels were recorded at a combined fair value of $663.7 million at the date of closing. In the year ended December 31, 2020, the Company has recorded amortization of $4.0 million of the fair value of the acquired time charters in the consolidated statement of operations.